SMITH, ANDERSON, BLOUNT,

DORSETT, MITCHELL & JERNIGAN, L.L.P.

LAWYERS

OFFICES Wells Fargo Capitol Center 150 Fayetteville Street, Suite 2300 Raleigh, North Carolina 27601	January 25, 2013	MAILING ADDRESS P.O. Box 2611 Raleigh, North Carolina 27602-2611
JASON L. MARTINEZ DIRECT DIAL: (919) 821-6675 E-Mail: jmartinez@smithlaw.com		TELEPHONE: (919) 821-1220 FACSIMILE: (919) 821-6800

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of our client, The Pantry, Inc. (the “Company”), please find enclosed (i) the Company’s Registration Statement on Form S-4 relating to the Company’s proposed offer to exchange up to $250,000,000 aggregate principal amount of its new 8.375% Senior Notes due 2020 for a like principal amount of its outstanding 8.375% Senior Notes Due 2020 and (ii) the Company’s letter enunciating its reliance on the position of the staff of the Securities and Exchange Commission (the “Commission”) in Exxon Capital Holdings Corporation (pub. avail. May 13, 1988) and Morgan Stanley & Co., Inc. (pub. avail. June 5, 1991), as interpreted in the Commission’s letter to Shearman & Sterling (pub. avail. July 2, 1993).

If you have any questions or need additional information, please contact me at the direct dial telephone number listed above or my partner, Carl N. Patterson, Jr., at (919) 821-6647. Thank you for your assistance.

Sincerely,

/s/ Jason L. Martinez

Jason L. Martinez